Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - Stockholders' Equity (Deficit)

Common Stock

In May 2013, the Company issued 750,000 shares of common stock valued based on the closing market price on the acquisition date at $183,750 as part of the purchase price in the Sequence acquisition, see Note 3.

In May 2013, the Company issued 7,000,000 shares of common stock valued based on the closing market price on the acquisition date at $1,034,310 as part of the purchase price in the FDI acquisition, see Note 3.

In June 2013, the Company issued 1,483,669 shares of common stock in satisfaction of the Boomtext earn-out payment. See Equity Payable below.

In June 2013, the Company issued 36,780,000 shares of common stock at $0.20 per share to accredited investors for net proceeds of $6,789,686. Transaction costs netted against the proceeds totaled $566,315. This transaction constituted a qualified financing, pursuant to which the Bridge Notes were converted into shares of common stock as noted below.

In June 2013, the Company issued 26,772,532 shares of common stock for the conversion of notes payable and accrued interest, see Note 6.

In June 2013, the Company issued 75,000 shares for services and recorded expense of $18,375 in general and administrative expenses.

At June 30, 2013, the Company had 96,079,318 shares of common stock outstanding.

Equity Payable

The Company had an earn-out commitment associated with the acquisition of Boomtext from Digimark, LLC. The earn-out payment (payable March 31, 2013) consists of a number of shares of common stock of the Company equal to (a) 1.5, multiplied by the Company’s net revenue from acquired customers and customer prospects for the twelve-month period beginning six months after the closing date, divided by (b) the average of the volume-weighted average trading prices of the Company’s common stock for the 25 trading days immediately preceding the earn-out payment (subject to a collar of $1.49 and $2.01 per share).

In June 2013, the final value of the earn-out payment of $2,210,667 was satisfied through the issuance of 1,483,669 shares of common stock. As of December 31, 2012, the estimated value of the earn-out payment of $2,032,881 was recorded as a current liability.

The change in the estimated value of the earn-out payable for the three months ended June 30, 2013 and 2012 was a loss of $499,177 and a gain of $16,131, respectively, which are recorded in other income/(expense) in the consolidated statements of operations.

The change in the estimated value of the earn-out payable for the three months ended June 30, 2013 and 2012 was a loss of $193,465 and a gain of $76,782, respectively, which are recorded in other income/(expense) in the consolidated statements of operations.

Stock-based Compensation

2010 Incentive Stock Option Plan

In December, 2010, the Company adopted the 2010 Incentive Stock Option Plan (“the 2010 Plan”), subject to shareholder approval within one year. Shareholder approval was not obtained within one year, therefore incentive stock options granted under the 2010 Plan converted to non-qualified stock options. The 2010 Plan permits the Company to grant up to 3,124,000 shares of common stock and options to purchase shares of common stock. The 2010 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

2013 Incentive Stock Option Plan

In June 2013, the Company adopted the 2013 Incentive Stock Option Plan (“the 2013 Plan”). The 2013 Plan permits the Company to grant up to 33,386,086 shares of common stock and options to purchase shares of common stock. The 2013 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

The exercise of options granted under the 2013 Plan is subject to the Company’s increase of the number of shares of common stock authorized for issuance.

Summary of Options and Related Expense

The following table summarizes stock option activity for the six months ended June 30, 2013:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at January 1, 2013	1,955,000	$0.77	4.44	$-
Granted	30,387,825	$0.31	9.86
Exercised	-	$-	-
Canceled/forfeited/expired	(240,001)	$0.74	6.39
Outstanding at June 30, 2013	32,102,824	$0.33	9.55	$3,237,902

Options vested and exercisable at June 30, 2013	4,467,511	$0.40	8.49	$423,433

Unrecognized expense at June 30, 2013	$6,222,535

The weighted average exercise price of stock options granted during the period was $0.31 and the related weighted average grant date fair value was $0.27 per share.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing price at fiscal year-end and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the date indicated.

The following table summarizes information concerning options outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.25 to $0.69	31,607,824	9.61	$0.31	4,173,973	8.64	$0.31
$1.16 to $1.75	495,000	6.09	$1.65	293,538	6.43	$1.68

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The Company measures and recognizes compensation expense for all stock-based payment awards made to employees and directors based upon estimated fair values.

The Company recorded employee stock based compensation for the three months ended June 30, 2013 and 2012 of $1,184,045 and $95,568, respectively.

The Company recorded employee stock based compensation for the six months ended June 30, 2013 and 2012 of $1,277,794 and $210,429, respectively.

The Company expects to recognize $6,222,535 of stock based compensation to employees and directors over the next twelve months.

Valuation Assumptions

The Company calculated the fair value of each stock option award on the date of grant using the Black-Scholes option pricing model. The following ranges of assumptions were used for the six months ended June 30, 2013 and 2012.

	Six months ended June 30,
	2013	2012
Expected volatility	122% - 132%	65% to 73.4%
Risk-free interest rate	0.22% to 1.50%	0.39% to 0.51%
Forfeiture rate	16.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	1.50 to 6.02	3.00 to 4.00

The expected volatility in 2013 is based on the historical publicly traded price of the Company’s common stock. The expected volatility prior to 2013 is based on the weighted average of the historical volatility of publicly traded surrogates in the Company’s peer group.

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of the Company’s employee stock options.

The dividend yield assumption is based on the Company’s history of not paying dividends and no future expectations of dividend payouts.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

Warrants issued to non-employees

In December 2010, the Company issued 700,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In January 2011, the Company issued 200,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In July 2011, the Company issued 5,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In February 2012, the Company issued 25,000 warrants for consulting services. The warrants vest over twelve months beginning on the first monthly anniversary of the grant. The Company terminated the services of said consultant during the year ended December 31, 2012 and the warrants were canceled in accordance with the warrant agreement.

As of June 30, 2013, vested warrants totaled 736,138 pursuant to the three non-employee warrant agreements.

The warrants issued to non-employees were accounted for as derivative liabilities through June 17, 2013 pursuant to the authoritative guidance for equity based payments to non-employees. The warrants were valued using a Monte Carlo Simulation. See Note 5 for assumptions used in the Monte Carlo simulation.

The fair values of the warrants were estimated at the vesting date and are revalued at each subsequent reporting date. At December 31, 2012, the Company recorded derivative liabilities for the non-employee warrants totaling $95,041. On June 17, 2013, the Company converted this derivative liability valued at $176,555 into additional paid-in capital due to the fact that on that date the number of possible issuances of common shares was no longer indeterminate thereby removing the tainted equity environment.

The change in fair value of the derivative liabilities for the three months ended June 30, 2013 and 2012 was a loss of $33,835 and a gain of $129,987, respectively, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations. The increase in value of the derivative liabilities related to warrant vesting during the three months ended June 30, 2013 and 2012 was $14,388 and $33,883, respectively.

The change in fair value of the derivative liabilities for the six months ended June 30, 2013 and 2012 was a loss of $54,545 and $190,957, respectively, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations. The increase in value of derivative liabilities related to warrant vesting during the six months ended June 30, 2013 and 2012 was $29,969 and $33,883, respectively.

A summary of non-employee warrant activity under the 2010 Plan from December 31, 2012 to June 30, 2013 is presented below:

		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2012	905,000	$0.33	4.10	$-
Granted	-	$-	-
Exercised	-	$-	-
Canceled/forfeited/expired	-	$-	-
Outstanding at June 30, 2013	905,000	$0.33	3.60	$81,000

Warrants vested and exercisable at June 30, 2013	736,138	$0.33	3.32	$65,999

The following table summarizes information concerning warrants outstanding at June 30, 2013:

Awards Breakdown by Range as at June 30, 2013
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	3.61	$0.32	733,326	3.32	$0.32
$1.75	5,000	3.02	$1.75	2,812	3.02	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

Warrants issued to note holders and placement agent

During the year ended December 31, 2011, the Company issued warrants for the purchase of 688,669 shares of common stock at $2.00 per share in connection with its private placement discussed above under Common Stock. The warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrant remains outstanding. In addition, the Company issued warrants for the purchase of 153,515 shares of common stock at $2.00 per share in connection with the conversion of its outstanding Bridge Notes with a principal amount of $210,000 discussed above in Note 5 under Bridge Financing. The warrants are exercisable for four years from the date of issuance. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement. In June 2013, the exercise price of the warrants was reduced from $0.50 per share to $0.20 per share as a result of the price protection guarantee contained in the warrant agreement.

In June 2013, the Company issued warrants for the purchase of 27,249,550 shares of common stock at $0.20 per share in connection with the conversion of the Bridge Notes into equity. The warrants are exercisable for five years from the date of issuance.

In June 2013, the Company issued warrants for the purchase of 3,602,558 shares of common stock at $0.20 to the placement agent connected with the Bridge Note conversions and equity placements. The warrants are exercisable for five years from the date of issuance.

Common Stock

The Company completed a private placement in September 2011. The private placement structure consisted of a series of identical subscription agreements for the sale of units comprised of shares of the Company’s common stock at a price of $1.50 per share and an equivalent number of four-year warrants at an exercise price of $2.00.  Pursuant to this private placement, the Company issued 688,669 shares of common stock at $1.50 per share for cash and issued four-year warrants to purchase 688,669 shares of common stock at $2.00 per share to several accredited investors raising gross proceeds of $1,033,000. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement discussed below.

Both the common shares and the warrants contain anti-dilutive, or down round, price protection. The down round protection for the common shares terminates on the earlier of the date on which an effective registration statement is filed with the SEC covering the shares, or the shares become freely tradable pursuant to Rule 144 promulgated under the Securities Act of 1933. The down round protection for the common shares was extended to August 15, 2012, and terminated on that date. The down round protection for the warrant terminates when the warrant expires or is exercised. The Company determined that the values of the down round price protection for both the common shares and the warrants represent derivative liabilities. See Note 5 for further discussion of derivative liabilities.

In 2011, the Company issued 3,944,540 shares for the acquisition of: (i) Txtstation which was issued 2,425,000 shares of common stock at a price of $3.04 per share with a common stock purchase price of $7,372,000; (ii) Mobivity which was issued 1,000,000 shares of common stock at a price of $3.12 per share with a common stock purchase price of $3,120,000; and (iii) Boomtext was issued 259,770 shares of common stock (with a six month lock-up period) at a price of $1.63 per share with a common stock purchase price of $423,425 and an additional 259,770 shares of common stock (with a eighteen month lock-up period) at a price of $1.55 per share with a common stock purchase price of $402,644, which represents a total common stock purchase price of $11,318,069. The shares were recorded at a price per share based on the fair market value on the date of acquisition. See Note 3 for a more detailed discussion regarding the total acquisition costs for the previously mentioned acquisitions.

In 2011, the Company acquired US Patent number 6788769 B1 for $85,000, which consisted of a $35,000 cash payment and the issuance of 14,286 shares of common stock at a price of $3.50 per share with a common stock purchase price of $50,000. The shares were valued at the fair market value on the date of grant.

In 2011, the Company issued 253,298 shares of common stock for various services which include: (i) an issuance of 13,298 shares of common stock at a price of $1.88 with a common stock purchase price of $25,000 for a registered broker-dealer to act as the Company’s placement agent with respect of finding investors; (ii) an issuance of 200,000 shares of common stock at a price of $1.75 with a common stock purchase price of $350,000 for investor relations consulting services; and (iii) an issuance of 40,000 shares of common stock at a price of $1.35 with a common stock purchase price of $54,000 for additional investor relations consulting services. The shares were valued at the fair market value on the date of grant, and the total common stock purchase price was $429,000.

In 2011, five holders of the 10% Senior Secured Convertible Bridge Notes due November 2, 2011 agreed to convert their entire principal amount ($210,000) and accrued interest ($20,271) totaling $230,271 into units. Each unit consists of one share of common stock of the Company and a four year warrant to purchase one share of common stock at $2.00 per share. The conversion took place at a price of $1.50 per unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. The conversion occurred within the terms of the convertible notes and no gain or loss was recorded.

In 2012, the Company issued 225,000 shares of common stock for consulting services which include: (i) an issuance of 150,000 shares of common stock at a price of $1.22 per share with a common stock purchase price of $183,000 for consulting services; and (ii) an issuance of 75,000 shares of common stock at a price of $1.16 per share with a common stock purchase price of $87,000 for investor relations consulting services. The shares were valued at the fair market value on the date of grant, and the total common stock purchase price was $270,000.

In 2012, the Company issued 235,441 shares of common stock for late payment penalties which include: (i) an issuance of 86,812 shares of common stock at a price of $0.65 per share valued at of $56,428; and (ii) an issuance of 148,629 shares of common stock at a price of $0.70 per share valued at $104,040. The issuances were pursuant to the Mobivity Acquisition Agreement Amendment #1 to the Secured Subordinated Promissory Note and were due to the two defaults on the Mobivity Note payments. The shares were valued based on the closing stock price for the date granted, and constituted a late penalty payment to the note holder; not a principal or interest repayment. The total common stock purchase price for these two issuances was $160,468, and was recorded as share based compensation included in general and administrative expense in the consolidated statement of operations.

In 2012, the Company issued 3,368 shares of common stock at a deemed value of $0.40 per share realizing $6,644 in additional security issuance derivative liability. These shares were consideration owed to one old Note holder for the additional securities due under the original 10% Senior Secured Convertible Bridge note, and additional shares issued under the terms of the allonge signed January 31, 2012 as consideration for the extension of the maturity date of the Note from February 2, 2012, to May 2, 2012. The share consideration was valued based on the Monte Carlo simulation for both the allonge granted in February 2012 plus the Monte Carlo simulation for the additional shares issuance derivative liability, in September 2012. For more details concerning the inputs and background of the derivatives please see Note 5.

As of December 31, 2012, the Company had 23,218,117 shares of common stock outstanding.

Stock-based Compensation

2010 Incentive Stock Option Plan

In December, 2010, the Company adopted the 2010 Incentive Stock Option Plan (“the 2010 Plan”), subject to shareholder approval within one year. Shareholder approval was not obtained within one year, therefore incentive stock options granted under the 2010 Plan converted to non-qualified stock options. The 2010 Plan permits the Company to grant up to 3,124,000 shares of common stock and options to purchase shares of common stock. The 2010 Plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2010 Plan thereby providing participants with a personal interest in the growth and performance of the Company.

The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price that equals the fair market value of the Company's stock at the date of grant. These option awards generally vest based on four years of continuous service and have five-year or 10-year contractual terms.

A summary of option activity under the 2010 Plan from December 31, 2010 to December 31, 2012 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	Outstanding	Per Share	Life (Years)	Value
Outstanding at December 31, 2010	1,015,000	$0.32	4.73
Granted	645,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(50,000)	$1.60	4.04
Outstanding at December 31, 2011	1,610,000	$0.82	5.12	$1,240,000
Granted	682,500	$0.56	4.53
Exercised	-	$-	-
Canceled/forfeited/expired	(337,500)	$0.58	3.15
Outstanding at December 31, 2012	1,955,000	$0.77	4.44	$-

Options vested and exercisable at December 31, 2012	556,452	$0.77	4.06	$-

Unrecognized expense at December 31, 2012	$768,502

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing price at fiscal year-end and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the date indicated.

The total number of shares vested and the fair value of shares vested for the years ended December 31, 2012 and 2011, respectively, was:

	Number of Options Vested	Fair Value of Options Vested
Fair value of options vested during the year ended December 31, 2012	368,952	$195,366
Fair value of options vested during the year ended December 31, 2011	253,750	$36,113

The following table summarizes information concerning options outstanding at December 31, 2012:

Awards Breakdown by Range as at December 31, 2012
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32 to $0.69	1,410,000	3.71	$0.43	374,997	2.98	$0.32
$1.16 to $1.80	545,000	6.33	$1.66	181,455	6.30	$1.69

The following table summarizes information concerning options outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Stock Options	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	1,015,000	3.98	$0.32	253,750	3.98	$0.32
$1.30 to $1.80	595,000	7.08	$1.68	-	-	$-

The Company measures and recognizes compensation expense for all stock-based payment awards made to employees and directors based upon estimated fair values. During the years ended December 31, 2012 and 2011, the Company recorded stock-based compensation in operating expenses for employees and directors totaling $391,410 and $416,012, respectively.

The Company vesting term for employees is generally a 4 year term and vest as follows; the first installment equaling 25% of the grant, shall become exercisable on the first anniversary of the date of the Option, and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months. During the year ended December 31, 2012, the Company recorded $304,526 of employee stock based compensation and expects to expense approximately $678,000 of additional employee stock based compensation over the next 2 years.

The Company vesting term for directors is a 3 year term and vest as follows; in (3) equal annual installments of 33 1/3% of the Shares covered by this Option, the first installment to be exercisable on the first anniversary of the date of the Option, with an additional 33 1/3% of such Shares becoming exercisable on each of the 2 successive anniversary dates. During the year ended December 31, 2012, the Company recorded $86,883 of director stock based compensation and expects to expense approximately $91,000 of additional director stock based compensation over the next 2 years.

Valuation Assumptions

The Company uses the Black-Scholes option pricing model in determining its option expense. The weighted-average estimated fair value of the employee stock options granted during the years ended December 31, 2012 and 2011 was $0.27 per share and $0.84 per share, respectively. The ranges of assumptions used during the years ended December 31, 2012 and 2011 are as follows:

	Stock Option Assumptions for the years ended December 31,
	2012	2011
Expected volatility	61.0% to 73.4%	60.0% to 65.0%
Risk-free interest rate	0.39% to 0.57%	0.62% to 2.31%
Forfeiture rate	0.0%	0.0%
Expected dividend rate	0.0%	0.0%
Expected life(years)	2.86 to 3.58	3.00 to 6.00

The expected volatility is based on the weighted average of the historical volatility of publicly traded surrogates in the Company’s peer group.

The risk-free interest rate assumption is based upon published interest rates appropriate for the expected life of the Company’s employee stock options.

The dividend yield assumption is based on the Company’s history of not paying dividends and no future expectations of dividend payouts.

The expected life of the stock options represents the weighted-average period that the stock options are expected to remain outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of its stock-based awards.

The following table summarizes weighted average grant date fair value activity:

	Weighted Average
	Grant Date Fair Value
	2012	2011
Stock options granted during the year ended December 31,	$0.27	$0.84
Stock options vested during the year ended December 31,	$0.53	$0.14
Stock options canceled/forfeited/expired during the year ended December 31,	$0.26	$1.78

Warrants issued to non-employees

In December 2010, the Company issued 700,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In January 2011, the Company issued 200,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments shall become exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In July 2011, the Company issued 5,000 warrants for consulting services. The warrants vest over a 4 year term and vest as follows: the first installment equaling 25% of the grant is exercisable on the first anniversary of the date of the warrant; and additional installments are exercisable monthly at the rate of 1/36 of the 75% grant balance over the ensuing 36 months.

In February 2012, the Company issued 25,000 warrants for consulting services. The warrants vest over twelve months beginning on the first monthly anniversary of the grant. The Company terminated the services of said consultant during the year ended December 31, 2012 and the warrants were canceled in accordance with the warrant agreement.

As of December 31, 2012, vested warrants totaled 623,014 pursuant to the three non-employee warrant agreements.

The warrants issued to non-employees are accounted for as derivative liabilities pursuant to the authoritative guidance for equity based payments to non-employees. The warrants were valued using a Monte Carlo Simulation. See Note 5 for assumptions used in the Monte Carlo simulation.

The fair values of the warrants are estimated at the vesting date and are revalued at each subsequent reporting date. At December 31, 2012, the Company recorded derivative liabilities for the non-employee warrants totaling $95,041. The change in fair value of the derivative liabilities for the year ended December 31, 2012 was a gain of $117,477, which was recorded in change in fair value of derivative liabilities in the consolidated statements of operations.

A summary of non-employee warrant activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted -
		Weighted -	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2010	793,750	$0.32	4.73
Granted	205,000	$1.50	7.35
Exercised	-	$-	-
Canceled/forfeited/expired	(93,750)	$1.60	4.04
Outstanding at December 31, 2011	905,000	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	905,000	$0.33	4.10

Warrants vested and exercisable at December 31, 2012	623,014	$0.33	3.76

The following table summarizes information concerning warrants outstanding at December 31, 2012:

	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	4.10	$0.32	620,827	3.76	$0.32
$1.75	5,000	3.52	$1.75	2,187	3.52	$1.75

The following table summarizes information concerning warrants outstanding at December 31, 2011:

Awards Breakdown by Range as at December 31, 2011
	Outstanding			Vested
Exercise Price	Outstanding Warrants	Weighted Average Remaining Contractual Life	Weighted Average Outstanding Exercise Price	Vested Warrants	Weighted Average Remaining Vested Contractual Life	Weighted Average Vested Stock Price
$0.32	900,000	5.11	$0.32	349,997	3.98	$0.32
$1.75	5,000	4.52	$1.75	-	-	$-

Warrants issued to note holders

As discussed in Note 6 under Bridge Financing, the Company is obligated to issue warrants or shares pursuant to its Bridge Notes. The number of warrants / shares issuable pursuant to the agreements is not known as of December 31, 2012.

During the year ended December 31, 2011, the Company issued warrants for the purchase of 688,669 shares of common stock at $2.00 per share in connection with its private placement discussed above under Common Stock. The warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrant remains outstanding. In addition, the Company issued warrants for the purchase of 153,515 shares of common stock at $2.00 per share in connection with the conversion of its outstanding Bridge Notes with a principal amount of $210,000 discussed above in Note 6 under Bridge Financing. The warrants are exercisable for four years from the date of issuance. In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement.

The number of warrants issued to these note holders remains unchanged at December 31, 2012. The estimated fair value of these warrants is included in the “Common Stock and Warrants” derivative value (see Note 5) as of December 31, 2012 and 2011.